Note 9 - Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
9.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities as of December 31, 2023 and 2022 were as follows (in thousands):

	As of December 31,
	2023	2022
Accrued purchases and other	$681	$4,092
Operating lease liabilities - current	2,415	2,455
Accrued bonuses	2,053	1,022
Accrued payroll	540	1,122
Accrued severance	402	26
Accrued payroll taxes	317	526
Warranty reserve	102	480
Income tax payable	75	41
Total accrued expenses and other current liabilities	$6,585	$9,764